EQUITY SETTLED SHARE-BASED TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
EQUITY SETTLED SHARE-BASED TRANSACTIONS
Schedule of stock option activity

Stock option activity during the periods indicated is as follows:

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number	exercise	contractual	intrinsic
	of options	price	term	value
		USD		RMB
Balance at January 1, 2017	123,400,854	0.370	5.38	385,869
Granted	10,000,000	0.500	—	—
Exercised	(30,751,280)	0.175	—	—
Forfeited	(1,020,914)	0.213	—	—
Expired	—	—	—	—
Balance at December 31, 2017	101,628,660	0.361	4.49	77,496
Exercisable at December 31, 2017	40,004,140	0.292	3.41	30,505
Balance at January 1, 2018	101,628,660	0.361	4.49	77,496
Granted	1,800,000	0.500	—	—
Exercised	(18,594,040)	0.163	—	—
Forfeited	(10,347,980)	0.476	—	—
Expired	—	—	—	—
Balance at December 31, 2018	74,486,640	0.394	3.40	40,593
Exercisable at December 31, 2018	44,886,800	0.352	3.30	31,353
Balance at January 1, 2019	74,486,640	0.394	3.40	40,593
Granted	—	—	—	—
Exercised	(4,366,240)	0.163	—	—
Forfeited	(1,266,700)	0.500	—	—
Expired	—	—	—	—
Balance at December 31, 2019	68,853,700	0.410	2.41	28,439
Exercisable at December 31, 2019	57,978,720	0.393	2.80	27,733

Schedule of fair value of share options and assumptions

	2017	2018	2019

Expected volatility (expressed as weighted average volatility)	47.23%	48.19%	—
Option life	5.64 - 9.32	5.53 - 6.53	—
Expected dividends	4.30%	4.27%	—
Risk-free interest rate	1.78% - 2.10%	2.81% - 2.85%	—

Schedule of restricted share units activity

		Weighted
		average
		remaining	Aggregate
	Number	contractual	intrinsic
	of units	term	value
			RMB
Balance at January 1, 2017	7,688,524	1.16	43,773
Granted	39,877,700	—	—
Vested	(37,631,880)	—	—
Forfeited	(916,264)	—	—
Balance at December 31, 2017	9,018,080	2.00	28,046

Balance at January 1, 2018	9,018,080	2.00	28,046
Granted	463,580	—	—
Vested	(2,716,500)	—	—
Forfeited	(3,164,778)	—	—
Balance at December 31, 2018	3,600,382	1.60	7,550

Balance at January 1, 2019	3,600,382	1.60	7,550
Granted	10,948,660	—	—
Vested	(9,353,780)	—	—
Forfeited	(3,739,442)	—	—
Balance at December 31, 2019	1,455,820	1.19	2,589